Summary of Information about Stock Options Outstanding (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Shares	5,758,463	722,358
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	9 years 4 months 28 days
Options Outstanding, Weighted-Average Exercise Price	$ 2.66	$ 8.88
Options Exercisable, Total Shares	789,905
Options Exercisable, Weighted- Average Exercise Price	$ 4.28
Exercise Price 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Exercise Price	$ 2.40
Options Outstanding, Shares	5,594,152
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	9 years 3 months 18 days
Options Outstanding, Weighted-Average Exercise Price	$ 2.40
Options Exercisable, Total Shares	625,594
Options Exercisable, Weighted- Average Exercise Price	$ 2.40
Exercise Price 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Exercise Price	$ 8.00
Options Outstanding, Shares	117,969
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	29 days
Options Outstanding, Weighted-Average Exercise Price	$ 8.00
Options Exercisable, Total Shares	117,969
Options Exercisable, Weighted- Average Exercise Price	$ 8.00
Exercise Price 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Exercise Price	$ 19.36
Options Outstanding, Shares	37,383
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	11 days
Options Outstanding, Weighted-Average Exercise Price	$ 19.36
Options Exercisable, Total Shares	37,383
Options Exercisable, Weighted- Average Exercise Price	$ 19.36
Exercise Price 4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Exercise Price	$ 24.00
Options Outstanding, Shares	8,959
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	0 years
Options Outstanding, Weighted-Average Exercise Price	$ 24.00
Options Exercisable, Total Shares	8,959
Options Exercisable, Weighted- Average Exercise Price	$ 24.00